EQUIPMENT (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 30, 2021
Disclosure Equipment Abstract
Loss on disposal of equipment		$ 45,466
Gain on disposal of equipment	$ 6,688